Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 25.2	$ 21.5	$ 22.7
Increases as a result of tax positions taken during a prior period	4.5	2.5	0.6
Decreases as a result of tax positions taken during a prior period	(0.2)	(0.1)	0.0
Increases as a result of tax positions taken during the current period	5.8	5.7	3.1
Decreases as a result of tax positions taken during the current period	(1.7)	0.0	0.0
Decreases relating to settlements with taxing authorities	(1.3)	(0.7)	(2.4)
Decreases resulting from the lapse of the applicable statute of limitations	(3.5)	(2.0)	(1.2)
Translation Difference	(1.6)	(1.7)	(1.3)
Total unrecognized tax benefits at end of year	$ 27.2	$ 25.2	$ 21.5